Offsets	Apr. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Pershing Square USA, Ltd.
Form or Filing Type	N-2
File Number	333-276926
Initial Filing Date	Feb. 07, 2024
Fee Offset Claimed	$ 339,332.4
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares of Beneficial Interest, no par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,299,000,000
Termination / Withdrawal Statement

(1)
A filing fee of $147.60 was previously paid in connection with the initial filing of the registration statement on Form N-2 (File Nos. 333-276926 and 811-23932) (the “Prior Registration Statement”) by the registrant on February 7, 2024 (of which the registranat claimed $138.10 in fee offsets in accordance with Rule 547(p) in its original filing of this registration statement on March 10, 2026, which is marked as fees previously paid in Table 1 above) and a filing fee of $339,332.40 was previously paid in connection with Pre-Effective Amendment No. 5 to the Prior Registration Statement, for aggregate filing fees paid under the Prior Registration Statement of $339,480.00. The registrant withdrew the Prior Registration Statement by filing a Form RW on August 1, 2024. As the Prior Registration Statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act the registrant is hereby offsetting in full the $339,332.40 of fees paid in connection with Pre-Effective Amendment No. 5 to the Prior Registration Statement to a portion of the fees presently due under this registration statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Pershing Square USA, Ltd.
Form or Filing Type	N-2
File Number	333-276926
Filing Date	Jul. 30, 2024
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares of Beneficial Interest, no par value per share
Fee Paid with Fee Offset Source	$ 339,332.4
Termination / Withdrawal Statement

(1)
A filing fee of $147.60 was previously paid in connection with the initial filing of the registration statement on Form N-2 (File Nos. 333-276926 and 811-23932) (the “Prior Registration Statement”) by the registrant on February 7, 2024 (of which the registranat claimed $138.10 in fee offsets in accordance with Rule 547(p) in its original filing of this registration statement on March 10, 2026, which is marked as fees previously paid in Table 1 above) and a filing fee of $339,332.40 was previously paid in connection with Pre-Effective Amendment No. 5 to the Prior Registration Statement, for aggregate filing fees paid under the Prior Registration Statement of $339,480.00. The registrant withdrew the Prior Registration Statement by filing a Form RW on August 1, 2024. As the Prior Registration Statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act the registrant is hereby offsetting in full the $339,332.40 of fees paid in connection with Pre-Effective Amendment No. 5 to the Prior Registration Statement to a portion of the fees presently due under this registration statement.